UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway, Suite 2080

St. Louis, MO 63102

(Address of principal executive offices)

 (Zip code)

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (314) 725-6161

Date of fiscal year end: August 31

Date of reporting period: June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Sparrow Growth Fund Class A

ROSS STORES, INC.

Ticker Symbol:ROST	Cusip Number:778296103
Record Date: 3/20/2012	Meeting Date: 5/16/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 01-Michael Balmuth, 02-K. Gunnar Bjorlund, 03-Sharon D. Garrett	For	Issuer	For	With
2	Advisory vote to approve the resolution on the compensation of the named executive officers.	For	Issuer	For	With
3	To ratify the appointment of Deloritte & Touche LLP as the company's independent registered public accounting firm for the fiscal year endig February 2, 2013	For	Issuer	For	With
4	Stockholder proposal by the sheet metal workers' national pension fund, if properly presented at the meeting.	Against	Issuer	Against	With

ALTRIA GROUP, INC.

Ticker Symbol:MO	Cusip Number:02209S103
Record Date: 3/26/2012	Meeting Date: 5/17/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	Election of Elizabeth E. Bailey as a Director	For	Issuer	For	With
1b	Election of Gerald L. Baliles as a Director	For	Issuer	For	With
1c	Election of Martin J. Barrington as a Director	For	Issuer	For	With
1d	Election of John T. Casteen III as a Director	For	Issuer	For	With
1e	Election of Dinyar S. Dervitre as a Director	For	Issuer	For	With
1f	Election of Thomas F. Farrell II as a Director	For	Issuer	For	With
1g	Election of Thomas W. Jones as a Director	For	Issuer	For	With
1h	Election of W. Leo Kiely III as a Director	For	Issuer	For	With
1i	Election of Kathryn B. McQuadeas a Director	For	Issuer	For	With
1j	Election of George Munoz as a Director	For	Issuer	For	With
1k	Election of Nabil Y. Sakkab as a Director	For	Issuer	For	With
2	Ratification of the Selection of Independent Registered Public Accounting Firm	For	Issuer	For	With
3	Advisory vote to Approve the Compensation of the Company's Named Executive Officers	For	Issuer	For	With
4	Shareholder Proposal - Dixclosure of Lobbing Policies and Practices	Against	Issuer	Against	With

AMERICAN VANGUARD CORPORATION

Ticker Symbol:AVD	Cusip Number:030371108
Record Date: 4/16/2012	Meeting Date: 6/7/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	01-Election of Lawernce S. Clark	For	Issuer	For	With
1	02-Election of Debra F. Edwards	For	Issuer	For	With
1	03-Election of Alfred F. Ingull	For	Issuer	For	With
1	04-Election of John L. Killmer	For	Issuer	For	With
1	05-Election of Carl R. Soderlind	For	Issuer	For	With
1	06-Election of Irving J. Thau	For	Issuer	For	With
1	07-Election of Eric G. Wintemute	For	Issuer	For	With
1	08-Election of M. Esmail Zirakparvar	For	Issuer	For	With
2	Ratify the appointment of BDO USA, LLp as independent auditors for the year ending December 31, 2012.	For	Issuer	For	With
3	Approve the overall executive compensation policies and procedures of the company as described in this proxy statement.	For	Issuer	For	With

AUTOZONE, INC.

Ticker Symbol:AZO	Cusip Number:053332102
Record Date: 10/17/2011	Meeting Date: 12/14/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director William C. Crowley	For	Issuer	For	With
1B	Election of Director Sue E. Gove	For	Issuer	For	With
1C	Election of Director Earl G. Gravis, Jr.	For	Issuer	For	With
1D	Election of Director Robert R. Girusky	For	Issuer	For	With
1E	Election of Director J.R. Hyde III	For	Issuer	For	With
1F	Election of Director W. Anderson Mckenna	For	Issuer	For	With
1G	Election of Director George R. Mirkonc, Jr.	For	Issuer	For	With
1H	Election of Director Luis P Nieto	For	Issuer	For	With
1I	Election of Director William C. Rhodes III	For	Issuer	For	With
2	Ratification of Ernst & Young LLP as independent registered public accounting firm for the 2012 fiscal year.	For	Issuer	For	With
3	Approval of advisory proposal on executive compensation.	For	Issuer	For	With
4	Advisory vote on the frequency of future advisory votes on executive compensation.	For	Issuer	For	With

BRITISH AMERICAN TOBACCO PLC

Ticker Symbol:BTI	Cusip Number:110448107
Record Date: 3/16/2012	Meeting Date: 4/26/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Receipt of the 2011 Report and Accounts	For	Issuer	For	With
10	Re-election of Christine Morin-Postel as a Director (N,R)	For	Issuer	For	With
11	Re-election of Christine Morin-Postel as a Director (N,R)	For	Issuer	For	With
12	Re-election of Gerry Murphy as a Director (C,N,R)	For	Issuer	For	With
13	Re-election of Kieran Poynter as a Director (C,N,R)	For	Issuer	For	With
14	Re-election of Anthony Ruys as a Director (A,N,R)	For	Issuer	For	With
15	Re-election of Sir Nicholas Scheele as a Director (A,N,R)	For	Issuer	For	With
16	Re-election of Ben Stevens as a Director	For	Issuer	For	With
17	Election of Ann Godbehere as a Director (C,N,R) who has been appointed since the last Annual General Meeting.	For	Issuer	For	With
18	Renewal of the Directors' authority to allot shares.	For	Issuer	For	With
19	Renewal of the Directors' authority to disapply pre-emption rights.	For	Issuer	For	With
2	Approval of the 2011 Reuneration Report	For	Issuer	For	With
20	Authority for the Company to purchse its own shares	For	Issuer	For	With
21	Notice period for General Meetings.	For	Issuer	For	With
3	Declaration of the final dividend for 2011	For	Issuer	For	With
4	Reappointment of the Auditors	For	Issuer	For	With
5	Authority for the Directors to agree the Auditor's remuneration	For	Issuer	For	With
6	Re-election of Richard Burrows as a Director (N)	For	Issuer	For	With
7	Re-election of John Daly as a Director	For	Issuer	For	With
8	Re-election of Nicandro Durante as a Director	For	Issuer	For	With
9	Re-election of Robert Lerwill as a Director (A,N,R)	For	Issuer	For	With

BUCKEYE TECHNOLOGIES, INC.

Ticker Symbol:BKI	Cusip Number:118255108
Record Date: 9/9/2011	Meeting Date: 11/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of George W. Bryan Election of Howard Cannon Election of K Buckman Gibson	For	Issuer	For	With
2	To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending June, 2012.	For	Issuer	For	With
3	To approve our at risk incentive compensation plan.	For	Issuer	For	With
4	To approve, on an advisory basis, the compensation of our named executive officers as disclosed in the accompanying proxy statement.	For	Issuer	For	With

CHARTER INDUSTRIES, INC

Ticker Symbol:GTLS	Cusip Number:16115Q308
Record Date: 3/27/2012	Meeting Date: 5/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees 01-Samuel F. Thomas, 02-W. Douglas Brown, 03-Richard E. Goodrich, 04-Steven W. Krablin, 05-Michael W. Press, 06-James M. Tidwell, 07-Thomas L. Williams	For	Issuer	For	With
2	Ratification of the selection of Ernst & Young LLP as the company's independent regitered public accounting firm.	For	Issuer	For	With
3	Approval on an advisory basis, of the company's executive compensation.	For	Issuer	For	With
4	Approval and adoption of the Chart Industries, Inc. amended and restated 2009 Imnibus Equity Plan.	For	Issuer	For	With

CHIPOTLE MEXICAN GRILL, INC.

Ticker Symbol:CMG	Cusip Number:169656105
Record Date: 4/2/2012	Meeting Date: 5/31/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recomment avote for election of the following nominees:01-Steve Ells, 02-Patrick J. Flynn	For	Issuer	For	With
2	An Advisory vote to approve the compensation of our executive officers as disclosed in the proxy statement.	For	Issuer	For	With
3	Approval on an advisory basis, of the company's executive compensation	For	Issuer	For	With
4	Approval and adoption of the chart industries, inc amended and restated 2009 omnibus equity plan.	Against	Issuer	Against	With

COACH, INC.

Ticker Symbol:COH	Cusip Number:189754104
Record Date: 9/6/2011	Meeting Date: 11/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors Nominees Lew Frankfort,Susan Kropf Gary Loveman Van Menezes Irene Miller Michael Murphy Jide Zeitlin	For	Issuer	For	With
2	To ratify the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for the fiscal year 2012.	For	Issuer	For	With
3	To hold a Non-binding advisory vote on executive compensation.	For	Issuer	For	With
4	To hold a Non-Binding Advisory vote regarding frequency of future advisory votes on executive compensation	For	Issuer	For	With

CREDIT ACCEPTANCE CORP

Ticker Symbol:CACC	Cusip Number:225310101
Record Date: 3/22/2012	Meeting Date: 5/17/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 01-Donald A. Foss, 02-Glenda J. Flanagan, 03-Brett A. Roberts, 04-Thomas N. Tryforos, 05-Scitt H, Vassalluzzo	For	Issuer	For	With
2	Approval of the Credit Acceptance Corporation amended and restated incentive compensation.	For	Issuer	For	With
3	Advisory vote on executive compensation.	For	Issuer	For	With
4	Ratification of the selction of Grant Thornton LLP as credit acceptance corporation plan.	For	Issuer	For	With

DOLLAR TREE, INC

Ticker Symbol:DLTR	Cusip Number:256746108
Record Date: 4/13/2012	Meeting Date: 6/14/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: Arnold S. Barron Macon F. Brock, Jr. Mary Anne Citrino J. Douglas Perry Thomas A. Saunders III Thomas E. Whiddon	For	Issuer	For	With
2	To Approve on an Advisory basis, the compensation of the company's named executive officers.	For	Issuer	For	With
3	To ratify the selection of KPMG as the company's independent registered public accounting firm.	For	Issuer	For	With

DXP ENTERPRISES, INC.

Ticker Symbol:DXPE	Cusip Number:233377407
Record Date: 4/23/2012	Meeting Date: 6/20/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 01-David R. Little 02-Cletus Davis 03-Timothy P. Halter Kenneth H. Miller	For	Issuer	For	With
2	Approve , as non-binding vote, the compensation of the named executive officers	For	Issuer	For	With
3	Approve amendment to the company's 2005 restricted stock plan to increase the number of shares available for issuance under the plan by 200,000 shares.	For	Issuer	For	With

GENESEE & WYOMING, INC.

Ticker Symbol:GWR	Cusip Number:371559105
Record Date: 4/2/2012	Meeting Date: 5/22/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recomment a vote for the following nominees 01-Richard. H. Allert, 02-Michael Norkus, 03-Ann N. Reese.	For	Issuer	For	With
2	The ratification of the selection of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2012	For	Issuer	For	With

HANSEN NATURAL CORPORATION

Ticker Symbol:HANS	Cusip Number:411310105
Record Date: 11/28/2011	Meeting Date: 1/5/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Proposal to approve an amendment to the company's certificate of incorporation to change the name of the company from "Hansen Natural Corporation" to "Monster Beverage Corporation".	For	Issuer	For	With
2	Proposal to approve an amendment to the company's certificate of incorporation to increase the number of authorized shares of common stock, par value $0.005 per share, form 120,000,000 shares to 240,000,000 shares.	For	Issuer	For	With

LORILLARD, INC

Ticker Symbol:LO	Cusip Number:544147101
Record Date: 3/28/2012	Meeting Date: 5/17/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-1	Election of class I Director Robert C. Almon	For	Issuer	For	With
1-2	Election of class I Director Kit D Dietz	For	Issuer	For	With
2	To approve the shareholder proposal on reporting political contribution and expenditures.	For	Issuer	For	With
3	To approve the Lorillard, Inc. employee stock purchase plan.	For	Issuer	For	With
4	To ratify the selection of Delotte & Touche LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2012	For	Issuer	For	With
5	To approve the shareholder proposal on declassifying the board of directors.	For	Issuer	For	With
6	To approve the shareholder proposal on declassifying the board of directors.	Against	Issuer	Against	With

LULULEMON ATHLETICA, INC.

Ticker Symbol:LULU	Cusip Number:550021109
Record Date: 4/18/2012	Meeting Date: 6/6/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recomment a vote for election of the following nominees: 01-Christine M. Day*,02-Martha A.M. Morfitt*,03-Rhoda M. Pitcher*, 04-Emily White*,05-Jerry Stritzke **	For	Issuer	For	With
2	To approve the performance based equity incentive provisions in the 2007 equity incentive plan, as amended, as required by section 162(M) of the internal revenue code	For	Issuer	For	With
3	To ratify the appointment of Pricewaterhousecoopers LLP as the company's independent registered public accounting firm for the fiscal year ending February 3, 2013	For	Issuer	For	With

MANHATTAN ASSOCIATES, INC

Ticker Symbol:MANH	Cusip Number:562750109
Record Date: 3/30/2012	Meeting Date: 5/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for the following nominees 01-Deepak Raghavan, 02-Peter F. Sinisgalli	For	Issuer	For	With
2	Non-Binding resolution to approve the compensation of the company's named executive officers	For	Issuer	For	With

MARKETAXESS HOLDINGS, INC

Ticker Symbol:MKTX	Cusip Number:57060D108
Record Date: 4/10/2012	Meeting Date: 6/7/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for the following nominees 01- Richard M. McVey, 02-Steven L. Bergleiter, 03-Dr. Sharon Brown-Hruska, 04-Roger Burkhardt, 05-Stephen P. Casper, 06-David G. Gomach, 07-Carlos M. Hernandez, 08-Ronald M. Hersch, 09-John Steinhardt, 10-James J. Sullivan	For	Issuer	For	With
2	To ratifiy the appointment of Pricewaterhousecooper LLP as the company's independent registered public accountig firm for the year ending December 31, 2012.	For	Issuer	For	With
3	To approve, on an advisory basis, the compensation of the company's named executive officers as disclosed in the 2012 proxy statement.	For	Issuer	For	With
4	To approve the adoption of an amendment and restatement of the 2004 stock incentive plan (as amended and restated effective April 28, 2006)(which, if approved, will be renamed the Marketaxess Holdings inc. 2012 incentive plan) and performance criteria used in setting performance goals for awards intended to be performance-based under code section 162(M).	For	Issuer	For	With
5	To approve the adoption of an amendment and restatement of the 2009 code section 162(M) executive performance incentive plan and th performance criteria used in setting performance goals thereunder.	For	Issuer	For	With

MASTERCARD INCORPORATED

Ticker Symbol:MA	Cusip Number:57636Q104
Record Date: 4/10/2012	Meeting Date: 6/5/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Ajay Baga	For	Issuer	For	With
1B	Election of Director: David R. Carlucci	For	Issuer	For	With
1C	Election of Director: Steven J. Freiberg	For	Issuer	For	With
1D	Election of Director: Richard Haythornthwaite	For	Issuer	For	With
1E	Election of Director: Marc Olivie	For	Issuer	For	With
1F	Election of Director: Rima Qureshi	For	Issuer	For	With
1G	Election of Director: Mark Schwartz	For	Issuer	For	With
1H	Election of Director: Jackson P. Tai	For	Issuer	For	With
2	Advisory approval of the company's executive compensation	For	Issuer	For	With
3	Approval of the company's amended and restate 2006 non-employee director equity compensation plan	For	Issuer	For	With
4	Approval of the company's amended and restate 2006 long term incentive plan.	For	Issuer	For	With
5	Ratification of the appointment of Pricewaterhousecoopers LLp as the independent registered public accounting firm for the company for 2012	For	Issuer	For	With

MCDONALD'S CORPORATION

Ticker Symbol:MCD	Cusip Number:580135101
Record Date: 3/27/2012	Meeting Date: 5/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: (5 nominees) 1a. Robert A. Eckect 1b. Enrique Hernandez, Jr. 1c. Jeanne P. Jackson 1d. Andrew J. McKenna 1e. Donald Thompson	For	Issuer	For	With
2	Advisory vote to approve executive compensation.	For	Issuer	For	With
3	Approval of the 2012 Omnibus Stock Ownership Plan.	For	Issuer	For	With
4	Approval of declassification of the Board o Directors.	For	Issuer	For	With
5	Approval of sharelholders' right to call special meetings	For	Issuer	For	With
6	Advisory vote to approve the appointment of Ernst & Young LLP as independent auditor 2012	For	Issuer	For	With
7	Advisory on a shareholder proposal requesting a nutrition report.	Against	Issuer	Against	With

METROPOLITAN HEALTH NETWORKS, INC

Ticker Symbol:MDF	Cusip Number:592142103
Record Date: 4/23/2012	Meeting Date: 6/12/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 01-Michael M. Earley 02-Arthur D. Kowaloff 03-Michael E. Cahr 04-Casey L. Gunnell 05-Richard A. Franco, Sr. 06-Mark D. Stolper 07-John S. Watts, Jr.	For	Issuer	For	With
2	To approve and ratify the appointment of Grant Thornto LLP as independent registered public accounting firm of the company for the fiscal year ending December 31, 2012.	For	Issuer	For	With
3	To approve , on an advisory basis, the compensation of the compnay's name executive officers, as disclosed in the proxy statement.	For	Issuer	For	With

MONSANTO COMPANY

Ticker Symbol:MON	Cusip Number:611740101
Record Date: 4/16/2012	Meeting Date: 6/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 01- Rodney C. Sacks, 02-Hilton H. Schlosberg, 03-Norman C. Epstein, 04-Benjamin M. Polk, 05-Sydney Selati, 06 Harold C. Taber, Jr., 07-Mark S. Vidergauz.	For	Issuer	For	With
2	Proposal to ratify the appointment of Deloitte & Touche LLp as the independent registered public accounting firm of the Company for the fiscal year ending December 31, 2012	For	Issuer	For	With
3	Proposal to approve, on a non-binding, advisory basis, the compensation of the company's named executive officers.	For	Issuer	For	With

MONSANTO COMPANY

Ticker Symbol:MON	Cusip Number:61166W101
Record Date: 11/28/2011	Meeting Date: 1/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director: Janice L. Fields	For	Issuer	For	With
1B	Election of Director: Hugh Grant	For	Issuer	For	With
1C	Election of Director: C. Steven McMillan	For	Issuer	For	With
1D	Election of Director: Robert J. Stevens	For	Issuer	For	With
2	Ratify the appointment of Deloitte & Touche LLP independent registered public accounting firm for fiscal 2012.	For	Issuer	For	With
3	Advisory (non-bidding) vote executive compensation.	For	Issuer	For	With
4	Approval of the Monsanto Company 2005 Long-Term plan (as amended and restated as o January 24, 2012.	For	Issuer	For	With
5	Shareowner proposal requesting a report on certain matters related to GMO Products. *Note* such other business as may properly come before the meeting or any adjournment thereof.	Against	Issuer	Against	With

MONSTER BEVERAGE CORPORATION

Ticker Symbol:MNST	Cusip Number:611740101
Record Date: 4/16/2012	Meeting Date: 6/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 01-Rodney C. Sacks 02-Hilton H. Schlosberg 03-Norman C. Epstein 04-Benjamin M. Polk 05-Sydney Selati 06-Harold C. Taber, Jr. 07-Mark S. Vidergauz	For	Issuer	For	With
2	Proposal to ratify the appointment of Deloitte & Touche LLp as the independent registered public accounting firm of the Company for the fiscal year ending December 31, 2012	For	Issuer	For	With
3	Proposal to approve, on a non-binding, advisory basis, the compensation of the Company's named executive oficers	For	Issuer	For	With

NU SKIN ENTERPRISES, INC.

Ticker Symbol:NUS	Cusip Number:67018T105
Record Date: 4/8/2012	Meeting Date: 5/21/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees. 01-Nevin N. Andersen, 02-Daniel W. Campbell, 03-M. Truman Hunt, 04-Andrew D. Lipman, 05-Steven J. Lund, 06-Patricia A. Negron, 07-Neil H. Offen, 08-Thomas R. Pisano	For	Issuer	For	With
2	Advisory vote as to the company's executive compensation	For	Issuer	For	With
3	Ratification of the selection of Pricewaterhousecoopers LLp the company's independent registered public accounting firm for the fiscal year ending December 31, 2012	For	Issuer	For	With

PHILIP MORRIS INTERNATIONAL, INC

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 3/16/2012	Meeting Date: 5/9/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The Board of Directors recomments you vote for the following proposal.1a. Harold Brown 1b. Martin Cabiallavetta 1c. Louis C. Camilleri 1d.J. Dudley Fishburn 1e. Jennifer Li 1f. Graham Mackay 1g. Sergio Marchionne 1h. Kalpana Morparia 1i. Lucio A. Noto 1j. Robert B. Polet 1k. Carlos Slim Helu 1l. Stephen M. Wolf	For	Issuer	For	With
2	Ratification of the Selection of Independent Auditors	For	Issuer	For	With
3	Advisory Resolution to Approve Executive Compensation Approval of the Philip Morris International Board 2012 Performance Incentive Plan Stockholder Proposal 1 - Independent Board Char Stockholder Proposal 2 - Create an Independent Ethics Committee	For	Issuer	For	With
4	Approval of the Philip Morris International Board 2012 Performance Incentive Plan Stockholder Proposal 1 - Independent Board Char Stockholder Proposal 2 - Create an Independent Ethics Committee	For	Issuer	For	With
5	Stockholder Proposal 1 - Independent Board Chair	Against	Issuer	Against	With
6	Stockholder Proposal 2 - Create an Independent Ethics Committee	Against	Issuer	Against	With

POLO RALPH LAUREN CORP

Ticker Symbol:RL	Cusip Number:731572103
Record Date: 6/21/2011	Meeting Date: 8/11/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Frank A. Bennack, Jr. Election of Joel L. Fleishman Election of Steven P. Murphy	For	Issuer	For	With
2	Ratificationo f appointment of Ernst & Young LLP as the corporation's independent registered public accounting firm to serve for the fiscal year ending March 31, 2012	For	Issuer	For	With
3	Approval, on an advisory basis, of the compensation of the corporatation's named executive officers and the corporation;s compensation philosophy, policies and practices as described in the accompanying proxy statement.	For	Issuer	For	With
4	Approval, on an advisory basis, of the frquency for holding future advisory votes on executive compensation.	For	Issuer	For	With
5	Approval of an amendments to the corporation's amended and restated certficate of incorporation to change the name of the corporation to "Ralph Lauren Corporation"	For	Issuer	For	With

PRICELINE.COM INCORPATED

Ticker Symbol:PCLN	Cusip Number:741503403
Record Date: 4/12/2012	Meeting Date: 6/7/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 01-Jeffery H. Boyd, 02-Ralph M. Bahna, 03-Howard W. Barker, 04-Jan L. Doctor, 05-Jeffery E. Epstein, 06-James M Guyette, 07-Nancy B. Peretsman, 08-Craig W. Rydin	For	Issuer	For	With
2	The ratification the selection of Deloitte & Touche LLP as independent registered public accounting firm for the company for our fiscal year ended December 31, 2011	For	Issuer	For	With
3	To approve on an advisory basis the compensation paid by the company to our named executive officers.	For	Issuer	For	With
4	To consider and vote upon a stockholder proposal on stockholder action by consent	Against	Issuer	Against	With

QUESTCOR PHARMACEUTICALS, INC

Ticker Symbol:QCOR	Cusip Number:74835Y101
Record Date: 3/20/2012	Meeting Date: 5/10/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nomineew: 01-Don M. Bailey, 02-Mitchell J. Blutt, 03-Neal C. Bradsher, 04-Stephen C. Farrell, 05-Louis Silverman, 06-Virgil D. Thompson	For	Issuer	For	With
2	Proposal to approve an advisory (non-binding) resolution regarding the compensation of the named executive officers.	For	Issuer	For	With
3	Porposal to ratify the selectionof BDO USA LLP as the company's independent registered public accounting firm for the year ending December 31, 2012	For	Issuer	For	With

STRUM RUGER & COMPANY, INC.

Ticker Symbol:RGR	Cusip Number:864159108
Record Date: 3/13/2012	Meeting Date: 5/2/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees:01-C. Michael Jacobi, 02-John A. Cosenting, Jr., 03-James E. Servoce, 04-Amir P. Rosenthal, 05-Ronald C. Whitaker, 06-Phillip C. Widman, 07- Michael O. Fifer	For	Issuer	For	With
2	A proposal to ratify the appointment of McGladrey & Pullen, LLP as the company's independent auditors for the 2012 fiscal year	For	Issuer	For	With
3	A proposal to ratify the appointment of McGladrey & Pullen, LLP as the company's independent auditors for the 2012 fiscal year	For	Issuer	For	With

THE HERSHEY COMPANY

Ticker Symbol:HSY	Cusip Number:427866108
Record Date: 3/5/2012	Meeting Date: 5/1/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 01-P.M. Arway 02-R.F. Cavanaugh 03-C.A. Davis 04-R,M. Cavanaugh 05-J.M. Mead 06-J.E. Nevels 07-A.J. Palmer 08-T.J. Ridge 09-D. L. Shedlarz	For	Issuer	For	With
2	Ratify the appointment of KPMG LLP as independent auditors for 2012.	For	Issuer	For	With
3	Approve on a non-binding advisory basis, a resolution approving executive compensation	For	Issuer	For	With

THE TJX COMPANY

Ticker Symbol:TJX	Cusip Number:872540109
Record Date: 4/16/2012	Meeting Date: 6/13/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The Board of Directors recommends a vote for proposals election of directors:01-Zeln Abdalia 02-Jose' B. Alvarez 03-Alan M. Bennett 04-Bernard Cammarata 05-David T. Ching 06-Michael F. Hines 07-Amy B. Lane 08-Carol Meyrowltz 09-John F. O'Brien 10-Willow B. Shire	For	Issuer	For	With
2	Ratification of appointment of independent registered public accounting firm.	For	Issuer	For	With
3	Approval of material terms of executive officer performance goals under cash incentive plans.	For	Issuer	For	With
4	Advisory approval of TJX's executive compensation.	For	Issuer	For	With

TRACTOR SUPPLY, COMPANY

Ticker Symbol:TSCO	Cusip Number:170897144626
Record Date: 3/9/2012	Meeting Date: 5/3/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 01-James F. Wright 02-Johnston C. Adams 03-Peter D. Bewley 04-Jack C. Bingleman 05-Richard W. Frost 06-Cynthia T. Jamison 07-George Mackenzie 08-Edna K. Morris	For	Issuer	For	With
2	To ratify the reappointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 29, 2012	For	Issuer	For	With
3	Say on pay -an advisory vote to approve executive compensation.	For	Issuer	For	With

ULTA SALON, COSMETICS & FRAGRANCE, INC.

Ticker Symbol:ULTA	Cusip Number:90384A303
Record Date: 4/2/2012	Meeting Date: 5/31/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 01-Robert F. Diromualdo 02-Catherine A. Halligan 03-Lorna E. Nagler	For	Issuer	For	With
2	Ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm, for the fiscal year 2012, ending February 2, 2013	For	Issuer	For	With
3	Advisory vote to approve the company's executive compensation.	For	Issuer	For	With

VF CORPORATION

Ticker Symbol:VFC	Cusip Number:918204108
Record Date: 3/6/2012	Meeting Date: 4/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 01-Robert J. Hurst 02-Laura W. Lang 03-W. Alan McCollough Raymond G. Viault	For	Issuer	For	With
2	Advisory vote to approve named executive officer compensation	For	Issuer	For	With
3	Ratification of the selection of PricewaterhouseCoopers LLP as VF's independent registered public accounting firm for the 2012 fiscal year	For	Issuer	For	With
4	Shareholder Porposal to repeal classified board	Against	Issuer	Against	With

WORLD ACCEPTANCE CORPORATION

Ticker Symbol:WRLD	Cusip Number:981419104
Record Date: 6/17/2011	Meeting Date: 8/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Elections of Directors Alexander McLean III Elections of Directors James R. Gilreath Elections of Directors William S. Hummers III Elections of Directors Charles D. Way Elections of Directors Ken R. Bramlett, Jr. Elections of Directors Darrell E. Whitaker Elections of Directors Scott J. Vassalluzzo	For	Issuer	For	With
2	Proposal to ratify the selection of KPMG LLP as the company's independent registered public account firm	For	Issuer	For	With
3	Proposal to approve the 2011 stocl option plan	For	Issuer	For	With
4	Proposal to approve, on an advisory basis, the compensation of the company's named executive officers.	For	Issuer	For	With
5	Proposal to approve, on an advisory basis, the frequency of the advisory vote on the compensation of the company's named executive officers. - for 3yr	For	Issuer	For	With

* Management Recommended Vote
Sparrow Growth Fund Class C

* Management Recommended Vote
Sparrow Growth Fund No Load

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sparrow Funds

By /s/Gerald Sparrow

* /s/Gerald Sparrow

President and Treasurer

Date: August 8, 2012

*Print the name and title of each signing officer under his or her signature.